Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jan. 01, 2020 USD ($)	Feb. 07, 2017 USD ($) shares	Jan. 09, 2017 USD ($) shares	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of Common Stock						$ 199,267
Warrants outstanding | shares		13,402,685		13,402,685
Number of reportable segment | Segment				2
Cash and cash equivalents				$ 76,729	$ 43,942
Restricted cash				1,700	500
Accounts receivable				60,881	71,917
Allowance for doubtful accounts				5,300	6,300
Interest costs capitalized				1,100	1,200	1,100
Non-cash gain due to change in fair value of warrant liabilities				(1)	(6,361)	(9,053)
Advertising costs				$ 18,600	20,900	19,500
Lease contracts, term				Lease contracts expire on various dates through 2053 and generally provide for renewal options of up to an additional ten years exercisable at our discretion.
Defined contribution plan by the company				$ 100	100	$ 100
Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life				40 years
Customer Premise Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life				3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Year through which lease contracts expire on various dates				Dec. 31, 2069
Lease contracts, additional renewal, term				10 years
Maximum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life				20 years
Maximum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life				17 years
Minimum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life				2 years
Minimum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life				2 years
Class A Units
Summary Of Significant Accounting Policies [Line Items]
Recapitalized stock units, shares | shares		157,339,668
Class B Units
Summary Of Significant Accounting Policies [Line Items]
Recapitalized stock units, shares | shares		44,177,149
Class C Units
Summary Of Significant Accounting Policies [Line Items]
Recapitalized stock units, shares | shares		39,142,787
Common Stock Class A and Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of Common Stock		$ 199,300
2degrees
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents				$ 16,400	12,100
Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Percentage increase in ownership due to conversion				0.20%
Percentage of equity interest held		53.00%
Consolidated Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents				$ 67,800	39,300
Nueva Tel
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents				$ 51,300	27,000
Class A Unit Holders | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting right held		100.00%
Class C Unit Holders | Maximum
Summary Of Significant Accounting Policies [Line Items]
Lock-up provisions for redemption rights		24 months
Class C Unit Holders | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Equity interest in Trilogy LLC		47.00%
2degrees | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Converted outstanding intercompany loan			$ 13,900
Debt conversion, shares issued | shares			10,920,280
Percentage increase in ownership due to conversion			1.00%
Percentage of ownership before conversion		63.90%	62.90%
Percentage of ownership after conversion		73.30%	63.90%
Purchase price in the form of cash		$ 1,400
Ownership percentage				73.20%
Nueva Tel | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage				71.50%
Other current liabilities and accrued expenses | Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrant liability				$ 100	100
Accounting Standards Update 2014-09 | Deferred Contract Costs | Maximum
Summary Of Significant Accounting Policies [Line Items]
Deferred contract cost average amortization period				3 years
Accounting Standards Update 2014-09 | Deferred Contract Costs | Minimum
Summary Of Significant Accounting Policies [Line Items]
Deferred contract cost average amortization period				1 year
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new standard on accumulated deficit on pre-tax basis				$ 10,000
Cumulative effect on retained earnings	$ 55,000
Accounting Standards Update 2016-02 | Maximum
Summary Of Significant Accounting Policies [Line Items]
Lease assets	170,000
Lease liability	170,000
Accounting Standards Update 2016-02 | Minimum
Summary Of Significant Accounting Policies [Line Items]
Lease assets	160,000
Lease liability	$ 160,000
License costs | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life				20 years
License costs | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life				7 years
Spectrum licenses group one | 2degrees
Summary Of Significant Accounting Policies [Line Items]
Spectrum licenses, expiration year				2021
Spectrum licenses group two | 2degrees
Summary Of Significant Accounting Policies [Line Items]
Spectrum licenses, expiration year				2031
Subscriber relationships
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life				7 years
Local Interconnection And Telecom Cooperative
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable				$ 17,400	$ 28,900
Equipment Installment Plan Receivables | Bolivia
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using an EIP				18 months
Equipment Installment Plan Receivables | Maximum | New Zealand
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using an EIP				36 months